EQUIPMENT LOANS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
SCHEDULE OF EQUIPMENT LOANS

Consists of the following:

	June 30, 2021	December 31, 2020

Various notes payable to banks and financial institutions with interest rates varying from 0.00% to 13.89%, collateralized by equipment with monthly payments ranging from $400 to $11,600 through 2026:	$5,418,900	$5,595,500
Book value of collateralized equipment:	$8,064,200	$6,475,600

Consists of the following:

	December 31, 2020	December 31, 2019

Various notes payable to banks and financial institutions with interest rates varying from 0.00% to 14.41%, collateralized by equipment with monthly payments ranging from $400 to $11,600 through 2025:	$5,595,500	$3,476,800
Book value of collateralized equipment:	$6,475,600	$4,539,900

SCHEDULE OF FUTURE EQUIPMENT LOAN MATURITIES	Future equipment loan maturities are as follows: For the twelve months ended June 30:
2022	$1,657,200
2023	1,616,000
2024	1,452,800
2025	673,700
2026	19,200

$5,418,900
Future equipment loan maturities are as follows: For the years ended December 31:
2021	$1,495,300
2022	1,532,200
2023	1,345,300
2024	1,165,100
2025	57,600

$5,595,500